Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 1	$ 49,248		$ 49,238
Balance, shares at Dec. 31, 2015	1,000,000
Stock-based compensation		13		13
Net income			7,783	7,783
Balance at Dec. 31, 2016	$ 1	49,261	7,783	57,034
Balance, shares at Dec. 31, 2016	1,000,000
Conversion of Andina rights into shares of Lazydays Holdings, Inc.	$ 2	(2)
Conversion of Andina rights into shares of Lazydays Holdings, Inc., shares	2,333,331
Stock-based compensation		497		497
Accrued dividends on Series A preferred stock			(15,000)	(15,000)
Net income			8,302	8,302
Balance at Dec. 31, 2017	$ 3	49,756	1,085	50,833
Balance, shares at Dec. 31, 2017	3,333,331
Balance (Successor [Member]) at Mar. 31, 2018		76,108	(845)	75,263
Balance at Mar. 31, 2018				75,263
Balance, shares (Successor [Member]) at Mar. 31, 2018	8,471,608
Balance (Successor [Member]) at Mar. 15, 2018		6,139	(1,536)
Balance at Mar. 15, 2018				4,603
Balance, shares (Successor [Member]) at Mar. 15, 2018	1,872,428
Conversion of Andina rights into shares of Lazydays Holdings, Inc. | Successor [Member]
Conversion of Andina rights into shares of Lazydays Holdings, Inc.
Conversion of Andina rights into shares of Lazydays Holdings, Inc., shares | Successor [Member]	615,436
Reclassification of Andina common stock previously subject to redemption | Successor [Member]		4,910
Reclassification of Andina common stock previously subject to redemption				4,910
Reclassification of Andina common stock previously subject to redemption, shares | Successor [Member]	472,571
Issuance of common stock, warrants and Series A convertible preferred stock in PIPE transaction, net | Successor [Member]		32,718
Issuance of common stock, warrants and Series A convertible preferred stock in PIPE transaction, net				32,718
Issuance of common stock, warrants and Series A convertible preferred stock in PIPE transaction, net, shares | Successor [Member]	2,653,984
Issuance of shares in acquisition of Lazydays | Successor [Member]		29,400
Issuance of shares in acquisition of Lazydays				29,400
Issuance of shares in acquisition of Lazydays, shares | Successor [Member]	2,857,189
Beneficial conversion feature of Series A convertible preferred stock | Successor [Member]		3,392
Beneficial conversion feature of Series A convertible preferred stock				3,392
Deemed dividend related to immediate accretion of beneficial conversion feature of Series A convertible preferred stock | Successor [Member]		(3,392)
Deemed dividend related to immediate accretion of beneficial conversion feature of Series A convertible preferred stock				(3,392)
Issuance of warrants to Series A preferred stockholders and placement agent | Successor [Member]		2,666
Issuance of warrants to Series A preferred stockholders and placement agent				2,666
Stock-based compensation | Successor [Member]		485
Stock-based compensation				485
Accrued dividends on Series A preferred stock | Successor [Member]		(210)
Accrued dividends on Series A preferred stock				(210)
Net income | Successor [Member]			691
Net income				691
Balance (Successor [Member]) at Mar. 31, 2018		$ 76,108	$ (845)	75,263
Balance at Mar. 31, 2018				$ 75,263
Balance, shares (Successor [Member]) at Mar. 31, 2018	8,471,608